POLICYHOLDERS' ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2024
Insurance [Abstract]
POLICYHOLDERS' ACCOUNT BALANCES	POLICYHOLDERS’ ACCOUNT BALANCES
Policyholders’ account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities and fixed index annuities in the accumulation phase and non-variable group annuity contracts.
The reconciliation of the balances described in the table below to the “Policyholders’ account balances” in the statements of financial position is as follows.

AS OF US$ MILLIONS	June 30, 2024	December 31, 2023
Policyholders’ account balances:
Annuity	$77,453	$22,456
Life	2,042	1,975
Embedded derivative adjustments and other[1]	994	508
Total policyholders’ account balances	$80,489	$24,939
1.“Embedded derivative adjustments and other” line reconciles the account balances as presented in the rollforward within this note to the gross liability as presented in the statements of financial position and includes the fair value of the embedded derivatives.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuity	Life	Total
Balance, beginning of period	$22,456	$1,975	$24,431
Acquisition from business combination	61,296	—	61,296
Issuances	4,064	36	4,100
Derecognition[1]	(7,402)	—	(7,402)
Premiums received	69	213	282
Policy charges	(143)	(187)	(330)
Surrenders and withdrawals	(3,323)	(43)	(3,366)
Interest credited	808	48	856
Benefit payments	(177)	—	(177)
Other	(195)	—	(195)
Balance, end of period	$77,453	$2,042	$79,495

Weighted average crediting rate	3%	5%
Net amount at risk[2]	$12,466	$38,365
Cash surrender value	$71,450	$1,796

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Annuity	Life	Total
Balance, beginning of period	$17,845	$1,899	$19,744
Issuances	2,731	45	2,776
Premiums received	1,118	198	1,316
Policy charges	(34)	(187)	(221)
Surrenders and withdrawals	(1,297)	(68)	(1,365)
Interest credited	173	89	262
Benefit payments	(19)	—	(19)
Other	104	—	104
Balance, end of period	$20,621	$1,976	$22,597

Weighted average crediting rate	2%	9%
Net amount at risk[2]	$1,161	$37,023
Cash surrender value	$18,648	$1,724
1.See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain policyholder’s account balances.
2.Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF JUN. 30, 2024 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Annuity	0% - 1%	$4,296	$2,669	$3,931	$4,679	$—	$15,575
	1% - 2%	1,446	393	1,740	1,844	—	5,423
	2% - 3%	1,942	429	111	6,637	—	9,119
	Greater than 3%	306	7	1	5	—	319
	Other[1]	—	—	—	—	47,017	47,017
	Total	$7,990	$3,498	$5,783	$13,165	$47,017	$77,453

Life	1% - 2%	$34	$2	$54	$667	$—	$757
	2% to 3%	421	—	222	—	—	643
	Greater than 3%	642	—	—	—	—	642
	Total	$1,097	$2	$276	$667	$—	$2,042

AS OF JUN. 30, 2023 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Annuity	0% - 1%	$3,283	$526	$788	$99	$—	$4,696
	1% - 2%	342	458	1,954	2,153	—	4,907
	2% - 3%	1,202	513	128	2,528	—	4,371
	Greater than 3%	353	12	21	42	—	428
	Other[1]	—	—	—	—	6,219	6,219
	Total	$5,180	$1,509	$2,891	$4,822	$6,219	$20,621

Life	1% - 2%	$431	$2	$136	$46	$—	$615
	2% to 3%	409	—	217	—	—	626
	Greater than 3%	735	—	—	—	—	735
	Total	$1,575	$2	$353	$46	$—	$1,976
1.Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies
MARKET RISK BENEFITS
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2024	2023
Balance, beginning of period	$55	$114
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	39	112
Acquisition from business combination	2,376	—
Derecognition[1]	(129)	—
Issuance	3	35
Interest accrual	24	3
Attributed fees collected	52	21
Benefits payments	—	—
Effect of changes in interest rates	138	(14)
Effect of changes in equity markets	(24)	6
Effect of changes in equity index volatility	(24)	(31)
Effect of changes in future expected policyholder behavior	(8)	(7)
Effect of changes in other future expected assumptions	67	(21)
Balance, end of period, before the effect of changes in the instrument-specific credit risk	2,514	104
Effect of changes in the ending instrument-specific credit risk	58	14
Balance, end of period	2,572	118
Less: Reinsured MRB, end of period	(618)	—
Balance, end of period, net of reinsurance	$1,954	$118

Net amount at risk[2]	$12,051	$806
Weighted average attained age of contract holders (years)	71	65
1.See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
2.Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF US$ MILLIONS	June 30, 2024			December 31, 2023
	Asset	Liability	Net	Asset	Liability	Net
Annuity	$704	$(3,276)	$(2,572)	$34	$(89)	$(55)